PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 110,569	$ 102,112
Accumulated Depreciation	34,629	31,930
Net Book Value	75,940	70,182
Asset impairment charges	453	2,775	$ 0
TGNH Pipelines
Property, Plant and Equipment [Line Items]
Sales-type lease, net investment in lease, before allowance for credit loss	2,319
Operating segments | Canadian Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	45,654	42,200
Accumulated Depreciation	22,286	21,175
Net Book Value	23,368	21,025
Asset impairment charges		0
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Property, Plant and Equipment [Line Items]
Cost	27,454	24,826
Accumulated Depreciation	9,278	8,521
Net Book Value	18,176	16,305
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	15,761	15,379
Accumulated Depreciation	11,384	11,087
Net Book Value	4,377	4,292
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,439	1,995
Accumulated Depreciation	1,624	1,567
Net Book Value	815	428
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	25,902	22,541
Accumulated Depreciation	9,278	8,521
Net Book Value	16,624	14,020
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	15,492	15,240
Accumulated Depreciation	11,384	11,087
Net Book Value	4,108	4,153
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Property, Plant and Equipment [Line Items]
Cost	18,119	14,892
Accumulated Depreciation	6,285	5,751
Net Book Value	11,834	9,141
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	10,472	10,423
Accumulated Depreciation	7,852	7,698
Net Book Value	2,620	2,725
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Property, Plant and Equipment [Line Items]
Cost	6,265	6,191
Accumulated Depreciation	2,224	2,065
Net Book Value	4,041	4,126
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	4,328	4,165
Accumulated Depreciation	3,247	3,125
Net Book Value	1,081	1,040
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Property, Plant and Equipment [Line Items]
Cost	1,518	1,458
Accumulated Depreciation	769	705
Net Book Value	749	753
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	692	652
Accumulated Depreciation	285	264
Net Book Value	407	388
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	1,552	2,285
Accumulated Depreciation	0	0
Net Book Value	1,552	2,285
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	269	139
Accumulated Depreciation	0	0
Net Book Value	269	139
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	455	58
Accumulated Depreciation	0	0
Net Book Value	455	58
Operating segments | Canadian Natural Gas Pipelines | Other | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	1,984	1,937
Accumulated Depreciation	1,624	1,567
Net Book Value	360	370
Operating segments | U.S. Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	41,289	36,320
Accumulated Depreciation	7,335	6,142
Net Book Value	33,954	30,178
Asset impairment charges		0
Operating segments | U.S. Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	11,098	9,900
Accumulated Depreciation	3,610	3,161
Net Book Value	7,488	6,739
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	22,346	19,817
Accumulated Depreciation	1,910	1,437
Net Book Value	20,436	18,380
Operating segments | U.S. Natural Gas Pipelines | ANR
Property, Plant and Equipment [Line Items]
Cost	7,845	6,603
Accumulated Depreciation	1,815	1,544
Net Book Value	6,030	5,059
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	10,770	9,367
Accumulated Depreciation	3,610	3,161
Net Book Value	7,160	6,206
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	21,687	19,384
Accumulated Depreciation	1,910	1,437
Net Book Value	19,777	17,947
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	7,517	5,770
Accumulated Depreciation	1,815	1,544
Net Book Value	5,702	4,226
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	1,928	1,755
Accumulated Depreciation	760	657
Net Book Value	1,168	1,098
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	12,471	11,205
Accumulated Depreciation	1,069	799
Net Book Value	11,402	10,406
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Property, Plant and Equipment [Line Items]
Cost	2,066	1,820
Accumulated Depreciation	641	557
Net Book Value	1,425	1,263
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Property, Plant and Equipment [Line Items]
Cost	3,511	2,749
Accumulated Depreciation	224	178
Net Book Value	3,287	2,571
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Property, Plant and Equipment [Line Items]
Cost	2,964	2,701
Accumulated Depreciation	1,239	1,071
Net Book Value	1,725	1,630
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Property, Plant and Equipment [Line Items]
Cost	2,367	2,162
Accumulated Depreciation	1,387	1,255
Net Book Value	980	907
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	5,190	4,522
Accumulated Depreciation	495	381
Net Book Value	4,695	4,141
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Property, Plant and Equipment [Line Items]
Cost	3,785	2,559
Accumulated Depreciation	734	565
Net Book Value	3,051	1,994
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	4,026	3,657
Accumulated Depreciation	346	257
Net Book Value	3,680	3,400
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Property, Plant and Equipment [Line Items]
Cost	1,666	1,391
Accumulated Depreciation	440	422
Net Book Value	1,226	969
Operating segments | U.S. Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	328	533
Accumulated Depreciation	0	0
Net Book Value	328	533
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	659	433
Accumulated Depreciation	0	0
Net Book Value	659	433
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	328	833
Net Book Value	328	833
Operating segments | Mexico Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	5,707	6,653
Accumulated Depreciation	520	711
Net Book Value	5,187	5,942
Asset impairment charges		0
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	3,160	4,063
Accumulated Depreciation	520	711
Net Book Value	2,640	3,352
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Property, Plant and Equipment [Line Items]
Cost	2,299	2,957
Accumulated Depreciation	348	476
Net Book Value	1,951	2,481
Operating segments | Mexico Natural Gas Pipelines | Compression
Property, Plant and Equipment [Line Items]
Cost	374	480
Accumulated Depreciation	59	80
Net Book Value	315	400
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Property, Plant and Equipment [Line Items]
Cost	487	626
Accumulated Depreciation	113	155
Net Book Value	374	471
Operating segments | Mexico Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Cost	2,547	2,590
Accumulated Depreciation	0	0
Net Book Value	2,547	2,590
Operating segments | Liquids Pipelines
Property, Plant and Equipment [Line Items]
Cost	14,859	14,034
Accumulated Depreciation	3,222	2,761
Net Book Value	11,637	11,273
Asset impairment charges		2,775
Operating segments | Liquids Pipelines | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	14,660	13,835
Accumulated Depreciation	3,203	2,747
Net Book Value	11,457	11,088
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines
Property, Plant and Equipment [Line Items]
Cost	199	199
Accumulated Depreciation	19	14
Net Book Value	180	185
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	14,564	13,763
Accumulated Depreciation	3,203	2,747
Net Book Value	11,361	11,016
Operating segments | Liquids Pipelines | Pipeline | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	9,777	9,209
Accumulated Depreciation	2,056	1,758
Net Book Value	7,721	7,451
Operating segments | Liquids Pipelines | Pumping equipment | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	1,064	1,020
Accumulated Depreciation	288	252
Net Book Value	776	768
Operating segments | Liquids Pipelines | Tanks and other | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	3,723	3,534
Accumulated Depreciation	859	737
Net Book Value	2,864	2,797
Operating segments | Liquids Pipelines | Under construction | Keystone Pipeline System
Property, Plant and Equipment [Line Items]
Cost	96	72
Accumulated Depreciation	0	0
Net Book Value	96	72
Operating segments | Power and Energy Solutions
Property, Plant and Equipment [Line Items]
Cost	2,160	2,069
Accumulated Depreciation	880	821
Net Book Value	1,280	1,248
Asset impairment charges		0
Operating segments | Power and Energy Solutions | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	2,080	2,064
Accumulated Depreciation	880	821
Net Book Value	1,200	1,243
Operating segments | Power and Energy Solutions | Natural Gas
Property, Plant and Equipment [Line Items]
Cost	1,260	1,267
Accumulated Depreciation	642	605
Net Book Value	618	662
Operating segments | Power and Energy Solutions | Natural Gas Storage and Other
Property, Plant and Equipment [Line Items]
Cost	820	797
Accumulated Depreciation	238	216
Net Book Value	582	581
Operating segments | Power and Energy Solutions | Under construction
Property, Plant and Equipment [Line Items]
Cost	80	5
Accumulated Depreciation	0	0
Net Book Value	80	5
Corporate
Property, Plant and Equipment [Line Items]
Cost	900	836
Accumulated Depreciation	386	320
Net Book Value	$ 514	516
Asset impairment charges		$ 0